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UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB Number: 3235-0675 Expires: January 31, 2028 Estimated average burden hours per response...... 16.72

FORM ABS-15G

ASSET-BACKED SECURITIZER REPORT PURSUANT TO

SECTION 15G OF THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☒	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period

      July 1, 2023        to       March 31, 2026

Date of Report (Date of earliest event reported)       July 31, 2023

Commission File Number of securitizer:       025-06588

Central Index Key Number of securitizer:      0001979130

Richard Joseph Zecchino – Chief Legal Officer, 517-575-8607

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☒

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☒

☐ Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor: __________________

____________________________________________________

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable): _______________

Central Index Key Number of underwriter (if applicable): _________________

Name and telephone number, including area code, of the person to contact in connection with this filing.

SEC 2860 (6-15)	Potential persons who are to respond to the collection of information contained in this form are not required to respond unless the form displays a currently valid OMB control number.

INFORMATION TO BE INCLUDED IN THE REPORT PART 1: REPRESENTATION AND WARRANTY INFORMATION

Item 1.02 Periodic Filing of Rule 15Ga-1 representations and Warranties Disclosure Explanatory Note

On July 31, 2023, AOA Management Company Limited Partnership (securitizer) caused the issuance of securities by Adams Outdoor Advertising Limited Partnership. We are filing this Form ABS-15G to disclose that there was no activity to report from the period beginning July 1, 2023 to March 31, 2026 and because reports for previous quarters were not filed. We are also filing this Form ABS-15G to suspend reporting pursuant to Rule 15Ga-1(c)(2)(ii).

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Date: April 27, 2026

AOA Management Company Limited Partnership (securitizer)

By: Top Tier II GP, LLC, its general partner

By:	/s/ Richard Joseph Zecchmo
Name:	Richard Joseph Zecchmo
Title:	Chief Legal Officer

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